Note 15 - Related Party Transactions (Tables)	12 Months Ended
Nov. 30, 2024
Statement Line Items [Line Items]
Disclosure of transaction with key management personnel [text block]
	For the year ended
	November 30,	November 30,
	2024	2023
	($)	($)
Management fees	295	280
Director and officer fees	632	564
Share-based compensation	1,135	1,719
Total	2,062	2,563